CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 53,304	$ 42,997	$ 37,951
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	70,994	36,866	11,675
Amortization of deferred loan costs	2,246	1,458	560
Unit-based compensation	3,506	1,876	3,440
Loss on asset sales	113	0	0
Pay-in-kind interest on promissory notes payable to Sponsors	0	5,426	2,025
Changes in operating assets and liabilities:
Accounts receivable	(18,605)	(8,174)	(17,238)
Due to/from affiliate	1,427	(773)	0
Trade accounts payable	(3,419)	(2,536)	2,468
Change in deferred revenue	16,685	9,994	0
Ad valorem taxes payable	(11)	3,125	0
Accrued interest	12,128	(484)	500
Other, net	2,321	(383)	(1,439)
Net cash provided by operating activities	140,689	89,392	39,942
Cash flows from investing activities:
Capital expenditures	(109,376)	(77,296)	(78,248)
Proceeds from asset sales	585	0	0
Acquisition of gathering systems	(210,000)	0	(589,462)
Acquisition of gathering system from affiliate	(200,000)	0	0
Net cash used in investing activities	(518,791)	(77,296)	(667,710)
Cash flows from financing activities:
Distributions to unitholders	(90,196)	0	0
Borrowings under revolving credit facility	380,950	213,000	147,000
Repayments under revolving credit facility	(294,180)	(160,770)	0
Issuance of senior notes	300,000	0	0
Contribution from SMP Holdings to Bison Midstream	2,229	0	0
Issuance of units to affiliate in connection with the Mountaineer Acquisition	100,000	0	0
Repurchase of DFW Net Profits Interests	(11,957)	0	0
Deferred loan costs	(10,608)	(3,344)	(5,248)
(Repayment of) proceeds from promissory notes payable to Sponsors	0	(209,230)	200,000
Proceeds from issuance of units	0	263,125	0
Cash advance from Summit Investments to contributed subsidiaries, net	738	500	0
Expenses paid by Summit Investments on behalf of Red Rock Gathering	10,149	2,536	0
Red Rock Gathering cash contributed by Summit Investments	0	1,097	0
Distributions to Sponsors	0	(123,138)	(132,943)
Contributions from Sponsors	0	0	425,000
Net cash provided by (used in) financing activities	387,125	(16,224)	633,809
Net change in cash and cash equivalents	9,023	(4,128)	6,041
Cash and cash equivalents, beginning of period	11,334	15,462	9,421
Cash and cash equivalents, end of period	20,357	11,334	15,462
Supplemental Cash Flow Disclosures:
Cash interest paid	9,016	8,283	2,463
Less: capitalized interest	4,705	2,784	3,362
Interest paid (net of capitalized interest)	4,311	5,499	(899)
Cash paid for income taxes	660	650	223
Noncash Investing and Financing Activities:
Capital expenditures in trade accounts payable (period-end accruals)	16,470	8,523	11,332
Issuance of units to affiliate to partially fund the Bison Drop Down	48,914	0	0
Contribution of net assets from SMP Holdings in excess of consideration paid for Bison Midstream	56,535	0	0
Capitalized interest allocated to Red Rock Gathering projects from SMP Holdings	496	0	0
Capital expenditures paid by Summit Investments on behalf of Red Rock Gathering	52	0	0
Pay-in-kind interest on promissory notes payable to Sponsors	0	6,337	2,893
Net assets retained by the Predecessor	0	4,417	0
Deferred initial public offering costs in trade accounts payable	0	743	0
Working capital acquired related to Grand River system acquisition	$ 0	$ 0	$ 854